Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 68.2
Entity Common Stock, Shares Outstanding	647,533,344
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY